DERIVATIVE ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2018
Disclosure of Derivative Liabilities [Abstract]
Disclosure of derivative financial instruments [text block]
14.	Derivative assets and liabilities

(a)	Derivative Assets

The senior secured notes indenture grants the Company the option to prepay the notes prior to the maturity of the instruments, and specifies a premium during each applicable time period. These prepayment options have been accounted for as embedded derivatives and are outlined below. The Company may redeem the secured notes:

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during each of the two twelve-month periods commencing on December 11, 2017, in an amount not to exceed 10% of the aggregate principal amount of the secured notes at a redemption price equal to 103% of the principal amount of the secured notes redeemed, plus accrued and unpaid interest to the date of redemption;

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at any time and from time to time prior to December 15, 2019 in an aggregate principal amount not to exceed 40% of the aggregate principal amount of the secured notes with the proceeds of one or more qualifying equity offerings, at a redemption price equal to 108% of the principal amount of the secured notes redeemed, plus accrued and unpaid interest to the date of redemption;

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in whole or in part at any time during the twelve-month period beginning on December 15, 2019 at a redemption price equal to 104% of the principal amount of the secured notes redeemed, plus accrued and unpaid interest to the date of redemption;

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in whole or in part at any time during the twelve-month period beginning on December 15, 2020 at a redemption price equal to 102% of the principal amount of the secured notes redeemed, plus accrued and unpaid interest to the date of redemption; and

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in whole or in part at any time during the twelve-month period beginning on December 15, 2021 at a redemption price equal to 100% of the principal amount of the secured notes redeemed, plus accrued and unpaid interest to the date of redemption.

As at December 31, 2018, the fair value of the prepayment option embedded derivative was US$1,226 ($1,670 Canadian dollar equivalent) (2017 – US$766 or $963 Canadian dollar equivalent), and has been presented as a derivative asset on the consolidated balance sheet. The Company recorded a gain of approximately $406 for the year ended December 31, 2018 (2017 - $971), which is recorded in derivative gains.

(b)	Derivative Liabilities

The Company entered into foreign currency forward strip contracts to mitigate the risk that a devaluation of the U.S. dollar against the Canadian dollar would reduce the Canadian dollar equivalent of the U.S. dollar sales proceeds and the Company would not have sufficient Canadian dollar funds to contribute to the operations of the GK Mine.

These derivatives have been classified as “non-hedge derivatives”. Changes in fair value of the foreign currency forward strip contracts are recognized in net income or loss as gains or losses on derivatives.

Foreign Currency Forward Contracts
On December 19, 2018, the Company executed foreign currency forward contracts to buy Canadian dollars and sell U.S. dollars for the period from January 31, 2019 to July 2, 2019 for notional amounts of US$25,000 or $33,500 with a weighted average price of $1.34/US$1. As at December 31, 2017, the Company did not have any foreign currency forward contracts outstanding.

The table below provides a summary of currency contracts outstanding as at December 31, 2018.

Period of Currency Contracts	Notional Amount (CAD)	Weighted Average Price (USD)	Notional Amount (USD)
January 31, 2019 to July 2, 2019	$33,500	$1.34	$25,000
Total	$33,500	$1.34	$25,000

The following table presents amounts recognized in the Consolidated Statement of Comprehensive (Loss) Income for the year ended December 31, 2018 and 2017:

	Year ended	Year ended
	December 31, 2018	December 31, 2017
Gain on derivative contracts - interest rate swap contracts	$-	$2,207
Loss on derivative contracts - currency contracts	(653)	-
Gain on prepayment option embedded derivative	406	971
Total	$(247)	$3,178

Subsequent to the year ended December 31, 2018, the Company executed foreign currency forward contracts to buy Canadian dollars and sell U.S. dollars for the period from April 9, 2019 to October 9, 2019 for notional amounts of US$15,000 or $20,093 with a weighted average price of $1.3395/US$1.